UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-02410

Dreyfus Liquid Assets, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	12/31/2020

FORM N-CSR

Item 1.             Reports to Stockholders.

Dreyfus Liquid Assets, Inc.

ANNUAL REPORT

December 31, 2020

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2020 through December 31, 2020, as provided by Patricia A. Larkin, Senior Portfolio Manager

Market and Fund Performance Overview

For the 12-month period ended December 31, 2020, Dreyfus Liquid Assets, Inc.’s Class 1 shares produced a yield of 0.26%, Class 2 shares yielded 0.31% and Class Z shares yielded 0.24%. Taking into account the effects of compounding, the fund’s Class 1 shares, Class 2 shares and Class Z shares provided effective yields of 0.26%, 0.31% and 0.24%, respectively, for the same period.1

Yields of money market instruments declined over the reporting period, amid sustained economic growth and a dovish stance on interest rate policy by the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue its goal, the fund invests in a diversified portfolio of high-quality, short-term, dollar-denominated debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; municipal securities; domestic and dollar-denominated foreign commercial paper and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, the fund invests at least 25% of its assets in domestic or dollar-denominated foreign bank obligations.

The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

Economic Recovery Continues

The reporting period began in an environment of accommodative monetary policy. Late in 2019, as global economic growth became increasingly sluggish, the Fed implemented three rate reductions. These reductions, which occurred prior to the reporting period, brought the federal funds rate to a range of 1.50%–1.75%. Other major central banks also shifted to, or continued, stimulative policies. As a result, signs of improvement in the economy appeared toward the end of 2019. Geopolitical concerns also waned somewhat.

But with the emergence of COVID-19 early in 2020, the global and the U.S. economies contracted sharply. U.S. GDP shrank by -5.0% in the first quarter of 2020 and by -31.4% in the second quarter of 2020. The contraction took a toll on the labor market, and in March 2020, 1.4 million jobs were lost. Job losses rose further in April 2020, amounting to 20.8 million and causing the unemployment rate to jump to 14.8%.

In response to the pandemic, Congress acted quickly, passing the $2 trillion Coronavirus Aid, Relief and Economic Security (CARES) Act. This legislation provided payments to qualified citizens and included the Paycheck Protection Program that enabled small businesses to keep their workers employed or hire them back. It also allowed businesses to use these funds to cover overhead costs.

The Fed also acted to support the economy. In March 2020, it made two emergency cuts, reducing the federal funds target to 0.00%-0.25%. The CARES Act also allocated $500 billion to the Fed, mostly for the purchase of securities, and the Fed began purchasing corporate bonds and fixed-income, exchange-traded funds. In April 2020, the Fed took additional actions to support the economy and markets, including an expansion of the Paycheck Protection Program Liquidity Facility, which was designed to ease lending to small businesses.

In addition to restarting the bond-buying program known as quantitative easing, in which it buys Treasuries and mortgage-backed securities, the Fed relaunched the Commercial Paper Funding Facility (CPFF). This involves direct purchases of commercial paper to ease pressures on large corporations that rely on this market to fund operations.

In response to these policy measures, economic activity in the U.S. began to improve. Job creation surged in May 2020, with new jobs rising by more than 2.7 million, reducing the unemployment rate to 13.3%. The economy continued to add new jobs in June and July 2020, with new positions totaling 4.8 million and 1.8 million, respectively. In September 2020, job creation amounted to only 711,000, but unemployment continued to decline, falling to 7.8%. In November 2020, the jobless rate fell further, hitting 6.7%.

Housing data also improved. In July 2020, housing starts, an indicator of future economic activity, soared by 17.5% over the June 2020 figure, and while housing starts in August 2020 declined month over month, they rose again in September, October and November 2020. More broadly, the economy rebounded strongly in the third quarter of 2020, rising 33.1%.

Inflation remained subdued during most of the reporting period. The core personal consumption expenditure (PCE) price index, which excludes volatile food and energy prices, remained well below the Fed’s 2.0% target until the third quarter of 2020, when it rose to 3.5%.

Interest Rates to Remain Low

The COVID-19 virus and the subsequent economic shutdown led to a freezing up of the money markets, but the Fed implemented policies to address the illiquidity. In addition to the CPFF, the Fed initiated the Money Market Mutual Fund Liquidity Facility, helping to restore calm to the market.

The Fed anticipates that the U.S. economy will rebound in 2021, and it believes unemployment will decline further in 2021. But full economic recovery may not arrive until 2022, so the Fed has indicated that it is unlikely to raise interest rates in the near future. As always, we have retained our longstanding focus on quality and liquidity.

January 15, 2021

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Yields provided for the fund reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect through May 1,2021, at which time it may be extended, modified or terminated. Had these expenses not been absorbed, returns would have been lower, and in some cases, seven-day yields during the reporting period would have been negative absent the expense absorption.

The personal consumption expenditures (PCE) price index reflects changes in the prices of goods and services purchased by consumers in the United States. It is known for capturing inflation (or deflation) across a wide range of consumer expenses and reflecting changes in consumer behavior.

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares, if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

The fund’s short-term corporate and asset-backed securities holdings involve credit and liquidity risk and risk of principal loss. Dividends, if any, are payable pursuant to the fund’s stated policy.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Liquid Assets, Inc. from July 1, 2020 to December 31, 2020. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended December 31, 2020

	Class 1	Class 2	Class Z
Expense paid per $1,000†	$.96	$.96	$.96
Ending value (after expenses)	$1,000.10	$1,000.10	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended December 31, 2020

	Class 1	Class 2	Class Z
Expense paid per $1,000†	$.97	$.97	$.97
Ending value (after expenses)	$1,024.18	$1,024.18	$1,024.18

†Expenses are equal to the fund’s annualized expense ratio of .19% for Class 1, .19% for Class 2 and .19% for Class Z, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

December 31, 2020

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Commercial Paper - 24.9%
Collateralized Commercial Paper FLEX, 3 Month LIBOR +.12%	0.35	1/4/2021	20,000,000	[a,b]	20,000,000
Dexia Credit Local (Gov't Guaranteed)	0.22	2/19/2021	12,000,000	[c]	11,996,407
Erste Abwicklungsanstalt	0.30	1/8/2021	20,000,000	[c]	19,998,853
Mitsubishi UFJ Trust & Banking Corp.	0.24	3/8/2021	15,000,000	[c]	14,993,400
Prudential Funding	0.12	1/6/2021	20,000,000	[c]	19,999,666
Sumitomo Mitsui Trust Bank	0.25	4/19/2021	20,000,000	[c]	19,985,000
Svenska Handelsbanken, 3 Month LIBOR +.04%	0.25	2/9/2021	10,000,000	[a,b]	9,999,845
Westpac Banking, 3 Month LIBOR +.03%	0.25	2/5/2021	8,000,000	[a,b]	8,000,040
Total Commercial Paper (cost $124,973,211)			124,973,211
Negotiable Bank Certificates of Deposit - 15.0%
Bank of Montreal	0.18	3/2/2021	20,000,000		20,000,000
BNP Paribas, 1 Month SOFR +.15%	0.24	1/5/2021	10,000,000	[a]	10,000,000
Canadian Imperial Bank of Commerce/NY, 1 Month EFFR +.16%	0.25	1/6/2021	15,000,000	[a]	15,000,000
Mizuho Bank/NY	0.21	2/16/2021	8,000,000		8,000,000
Toronto Dominion Bank/NY	0.24	3/12/2021	10,000,000		10,000,000
Toronto-Dominion Bank/NY, 3 Month SOFR +.15%	0.24	1/5/2021	12,000,000	[a]	12,000,000
Total Negotiable Bank Certificates of Deposit (cost $75,000,000)			75,000,000
Time Deposits - 8.4%
National Bank of Canada	0.11	1/4/2021	22,000,000		22,000,000
Royal Bank of Canada	0.12	1/6/2021	20,000,000		20,000,000
Total Time Deposits (cost $42,000,000)			42,000,000
U.S. Treasury Bills - 35.9%
U.S. Cash Management Bills	0.08	3/23/2021	30,000,000	[c]	29,994,600
U.S. Cash Management Bills	0.10	4/6/2021	20,000,000	[c]	19,994,986
U.S. Cash Management Bills	0.09	5/11/2021	30,000,000	[c]	29,990,792
U.S. Cash Management Bills	0.04	1/19/2021	25,000,000	[c]	24,999,500
U.S. Cash Management Bills	0.11	1/12/2021	25,000,000	[c]	24,999,160
U.S. Treasury Bills	0.05	1/7/2021	50,000,000	[c]	49,999,575
Total U.S. Treasury Bills (cost $179,978,613)			179,978,613

STATEMENT OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Repurchase Agreements - 15.5%
BNP Paribas, OBFR +.28%, Tri-Party Agreement thru BNY Mellon, dated 10/5/2020 due at interest rate reset date of 1/4/2021 in the amount of $10,000,400 (fully collateralized by: original par of $10,882,083, Asset-Backed Securities, 0.00%-7.58%, due 4/20/28-10/25/69, valued at $10,300,001)	0.36	2/15/2021	10,000,000	[d]	10,000,000
Goldman Sachs, Tri-Party Agreement thru BNY Mellon, dated 12/31/2020 due at maturity date in the amount of $28,000,187 (fully collateralized by: original par of $24,917,000, U.S. Treasuries (including strips), 2.25%, due 8/15/46, valued at $28,560,052)	0.06	1/4/2021	28,000,000		28,000,000

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Repurchase Agreements - 15.5% (continued)

Royal Bank of Canada, Tri-Party Agreement thru BNY Mellon, dated 12/31/2020 due at maturity date in the amount of $40,000,311 (fully collateralized by: original par of $158,177, Federal Home Loan Mortgage Corp Agency Debentures and Agency Strips, 3.00%-4.00%, due 3/25/46-2/25/50, valued at $53,944, original par of $132,057, Federal Home Loan Mortgage Corp Agency Mortgage-Backed Securities, 2.00%, due 9/1/50, valued at $136,082, original par of $129,264,944, Federal National Mortgage Association Agency Collateralized Mortgage Obligation, 0.00%, due 7/25/42, valued at $37,069,683, original par of $5,134,833, Federal National Mortgage Association Agency Mortgage-Backed Securities, 3.50%, due 5/1/50, valued at $4,685,966, original par of $3,743,767, Government National Mortgage Association Agency Collateralized Mortgage Obligation, 2.00%-4.50%, due 4/20/45-11/20/50, valued at $288,225, original par of $621,483, Government National Mortgage Association Agency Mortgage-Backed Securities, 2.50%-4.50%, due 10/15/48-11/20/50, valued at $644,537)

	0.07	1/4/2021	40,000,000	40,000,000
Total Repurchase Agreements (cost $78,000,000)			78,000,000
Total Investments (cost $499,951,824)			99.7%	499,951,824
Cash and Receivables (Net)			.3%	1,628,951
Net Assets			100.0%	501,580,775

EFFR—Effective Federal Funds Rate

LIBOR—London Interbank Offered Rate

OBFR—Overnight Bank Funding Rate

SOFR—Secured Overnight Financing Rate

a Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to $37,999,885 or 7.58% of net assets.

c Security is a discount security. Income is recognized through the accretion of discount.

d Illiquid security; investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of December 31, 2020 and changes periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date. At December 31, 2020, these securities amounted to $10,000,000 or 1.99% of net assets.

STATEMENT OF INVESTMENTS (continued)

Portfolio Summary (Unaudited) †	Value (%)
Banks	40.3
U.S. Treasury Securities	35.9
Repurchase Agreements	15.5
Diversified Financials	8.0
99.7

† Based on net assets.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2020

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including repurchase agreements of $78,000,000) —Note 1(b)	499,951,824	499,951,824
Cash		1,512,403
Receivable for shares of Common Stock subscribed		429,249
Interest receivable		43,516
Prepaid expenses		31,753
		501,968,745
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(b)		107,237
Payable for shares of Common Stock redeemed		200,251
Directors’ fees and expenses payable		2,664
Other accrued expenses		77,818
		387,970
Net Assets ($)		501,580,775
Composition of Net Assets ($):
Paid-in capital		501,474,634
Total distributable earnings (loss)		106,141
Net Assets ($)		501,580,775

Net Asset Value Per Share	Class 1	Class 2	Class Z
Net Assets ($)	379,794,020	17,444,703	104,342,052
Shares Outstanding	379,996,221	17,454,369	104,399,579
Net Asset Value Per Share ($)	1.00	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended December 31, 2020

Investment Income ($):
Interest Income	3,451,010
Expenses:
Management fee—Note 2(a)	2,527,545
Shareholder servicing costs—Note 2(b)	1,837,306
Professional fees	88,304
Registration fees	67,569
Directors’ fees and expenses—Note 2(c)	39,368
Custodian fees—Note 2(b)	22,951
Prospectus and shareholders’ reports	17,555
Chief Compliance Officer fees—Note 2(b)	13,982
Miscellaneous	17,474
Total Expenses	4,632,054
Less—reduction in expenses due to undertaking—Note 2(a)	(2,607,720)
Net Expenses	2,024,334
Investment Income—Net, representing net increase in net assets resulting from operations	1,426,676

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2020	2019
Operations ($):
Investment Income—Net, representing net increase in net assets resulting from operations	1,426,676	8,965,513
Distributions ($):
Distributions to shareholders:
Class 1	(979,461)	(6,591,606)
Class 2	(71,968)	(489,608)
Class Z	(269,106)	(1,884,549)
Total Distributions	(1,320,535)	(8,965,763)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class 1	121,708,631	115,526,304
Class 2	24,945,080	23,212,688
Class Z	20,008,480	27,432,019
Distributions reinvested:
Class 1	956,638	6,462,599
Class 2	70,533	483,015
Class Z	262,155	1,845,960
Cost of shares redeemed:
Class 1	(127,200,716)	(147,028,945)
Class 2	(32,362,248)	(26,616,370)
Class Z	(27,754,925)	(37,782,009)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(19,366,372)	(36,464,739)
Total Increase (Decrease) in Net Assets	(19,260,231)	(36,464,989)
Net Assets ($):
Beginning of Period	520,841,006	557,305,995
End of Period	501,580,775	520,841,006

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

	Year Ended December 31,
Class 1 Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.017	.013	.003	.000[a]
Distributions:
Dividends from investment income—net	(.003)	(.017)	(.013)	(.003)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.26	1.70	1.27	.31	.02
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91	.90	.92	.92	.90
Ratio of net expenses to average net assets	.40	.69	.83	.91	.61
Ratio of net investment income to average net assets	.28	1.69	1.26	.31	.01
Net Assets, end of period ($ x 1,000)	379,794	384,172	409,212	436,447	484,531

a Amount represents less than $.001 per share.

See notes to financial statements.

	Year Ended December 31,
Class 2 Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.003	.019	.016	.006	.001
Distributions:
Dividends from investment income—net	(.003)	(.019)	(.016)	(.006)	(.001)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.31	1.90	1.59	.61	.09
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.60	.59	.61	.60
Ratio of net expenses to average net assets	.36	.49	.50	.60	.55
Ratio of net investment income to average net assets	.38	1.89	1.58	.58	.05
Net Assets, end of period ($ x 1,000)	17,445	24,777	27,698	26,435	48,107

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Class Z Shares	2020	2019	2018	2017	2016
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.002	.016	.012	.002	.000[a]
Distributions:
Dividends from investment income—net	(.002)	(.016)	(.012)	(.002)	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.25	1.65	1.19	.22	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99	1.00	1.00	1.01	.99
Ratio of net expenses to average net assets	.41	.74	.91	1.00	.60
Ratio of net investment income to average net assets	.27	1.64	1.17	.21	.01
Net Assets, end of period ($ x 1,000)	104,342	111,892	120,396	130,210	143,809

a Amount represents less than $.001 per share.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Liquid Assets, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital. The fund is managed by Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc. (the “Adviser”), the fund’s investment adviser and a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”).

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 30 billion shares of $.001 par value Common Stock. The fund currently has authorized three classes of shares: Class 1 (21 billion shares authorized), Class 2 (6.5 billion shares authorized) and Class Z (2.5 billion shares authorized). Each class of shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class 2 shares are offered only to certain eligible financial institutions. Class Z shares generally are not available for new accounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

NOTES TO FINANCIAL STATEMENTS (continued)

registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the fund’s Board of Directors (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of December 31, 2020 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments In Securities:†
Short-Term Investments	-	499,951,824	-	499,951,824

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

NOTES TO FINANCIAL STATEMENTS (continued)

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2020, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2020, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended December 31, 2020 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2020, the components of accumulated earnings (loss) on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2020 and December 31, 2019 were all ordinary income.

At December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

(f) New Accounting Pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848)-Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with the Adviser, the management fee is based on the value of the fund’s average daily net assets and is computed at the following annual rates: .50% of the first $1.5 billion; .48% of the next $500 million; .47% of the next $500 million; and .45% over $2.5 billion. The fee is payable monthly. The effective management fee rate based on the above sliding scale during the period ended December 31, 2020 was .50%.

The Agreement provides that if in any full fiscal year the aggregate expenses, excluding taxes, brokerage fees and extraordinary expenses exceed 1% of the value of the fund’s average daily net assets, the Adviser

NOTES TO FINANCIAL STATEMENTS (continued)

will reimburse the fund, or bear the excess expense over 1%. During the period ended December 31, 2020, there were no reimbursements, pursuant to the Agreement.

The Adviser has contractually agreed, from January 1, 2020 through May 1, 2021, to waive receipt of its fees and/or assume the expenses of the fund’s Class 1 and Class Z shares, so that the direct expenses of the Class 1 and Class Z shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .64% for Class 1 and .68% for Class Z shares of the value of the respective class' average daily net assets. On or after May 1, 2021, the Adviser may terminate this expense limitation at any time.

The Adviser has also agreed to waive receipt of its fees and/or assume the expenses of the fund’s Class 2 shares, so that the total annual fund operating expenses of the Class 2 shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .50% of the value of the Class 2 shares’ average daily net assets. These expense limitations and waivers are voluntary, not contractual, and may be terminated by the Adviser at any time. The reduction in expenses, pursuant to the undertakings, amounted to $1,381,688 during the period ended December 31, 2020.

The Adviser has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $1,226,032 during the period ended December 31, 2020.

(b) Under the Shareholder Services Plan, Class 1 and Class Z shares reimburse the Distributor at an amount not to exceed at an annual rate of .25% of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended December 31, 2020, Class 1 and Class Z shares were charged $847,609 and $258,834, respectively, pursuant to the Shareholder Services Plan.

The fund has an arrangement with the transfer agent whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency fees. For financial reporting purposes, the fund includes net earnings credits, if any, as shareholder servicing costs in the Statement of Operations.

The fund has an arrangement with the custodian whereby the fund will receive interest income or be charged an overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

The fund compensates BNY Mellon Transfer, Inc., a wholly-owned subsidiary of the Adviser, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2020, the fund was charged $610,114 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2020, the fund was charged $22,951 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended December 31, 2020, the fund was charged $33,511 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended December 31, 2020, the fund was charged $13,982 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fees of $211,575, Shareholder Services Plan fees of $96,000, custodian fees of $7,391, Chief Compliance Officer fees of $2,903 and transfer agency fees of $113,920, which are offset against an expense reimbursement currently in effect in an amount of $324,552.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 3—Plan of Reorganization:

The Board has approved, an Agreement and Plan of Reorganization (the “Agreement”) between the fund and General Money Market Fund, Inc. (the “Acquiring Fund”). The Agreement provides for the transfer of the fund’s assets to the Acquiring Fund in a tax-free exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the fund’s stated liabilities, the distribution of such shares of the Acquiring Fund to fund shareholders and the subsequent termination of the Fund (the “Reorganization”). Effective February 24, 2021, the shareholders of the fund approved the Reorganization which will become effective on or about May 13, 2021.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and the Board of Directors of Dreyfus Liquid Assets, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Dreyfus Liquid Assets, Inc. (the “Fund”), including the statement of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.

New York, New York
February 25, 2021

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes the fund hereby reports 46.42% of ordinary income dividends paid during the fiscal year ended December 31, 2020 as qualifying “interest related dividends”.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (77)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Director and Trustee of funds in the BNY Mellon Family of Funds and certain other entities (as described in the fund’s Statement of Additional Information) (1995-Present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (1997-Present)

No. of Portfolios for which Board Member Serves: 109

———————

Francine J. Bovich (69)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-Present)

Other Public Company Board Membership During Past 5 Years:

• Annaly Capital Management, Inc., a real estate investment trust, Director (2014-Present)

No. of Portfolios for which Board Member Serves: 66

———————

J. Charles Cardona (65)

Board Member (2014)

Current term expires in 2019

Principal Occupation During Past 5 Years:

• BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (since 2019)

• President and Director of the Manager (2008-2016)

• Chief Executive Officer of Dreyfus Cash Investment Strategies, a division of the Adviser (2009-2016)

• Chairman (2013 – 2016) Director (2005-2016) and Executive Vice President (2006-2015) of the MBSC Securities Corporation (“MBSC”)

Other Public Company Board Memberships During Past 5 Years:

• BNY Mellon ETF Trust, Chairman and Trustee (2020-Present)

No. of Portfolios for which Board Member Serves: 38

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INDEPENDENT BOARD MEMBERS (continued)

Andrew J. Donohue (70)

Board Member (2019)

Principal Occupation During Past 5 Years:

• Of Counsel, Shearman & Sterling LLP (2017-2019)

• Chief of Staff to the Chair of the SEC (2015-2017)

• Managing Director and Investment Company General Counsel of Goldman Sachs (2012-2015)

• Attorney, Solo Law Practice (2019-Present)

Other Public Company Board Memberships During Past 5 Years:

• Oppenheimer Funds (58 funds), Director (2017-2019)

No. of Portfolios for which Board Member Serves: 52

———————

Isabel P. Dunst (73)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Senior Counsel, Hogan Lovells LLP, a law firm, Senior Counsel (2018-2019); Of Counsel (2015-2018); Partner (1990-2014)

• Member of the Board of Governors, Hebrew Union College Jewish Institute of Religion (2015-Present)

• Board Member, Bend the ARC, a civil rights organization, (2016-Present)

No. of Portfolios for which Board Member Serves: 30

———————

Nathan Leventhal (77)

Board Member (2009)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-Present)

• President of the Palm Beach Opera (2016-Present)

Other Public Company Board Membership During Past 5 Years:

• Movado Group, Inc., a public company that designs sources, markets and distributes watches Director (2003-Present)

No. of Portfolios for which Board Member Serves: 44

———————

Robin A. Melvin (57)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-Chair, Mentor Illinois, a non-profit organization dedicated to increasing the quality of mentoring services in Illinois (2014 - 2020); Board member, Mentor Illinois (2013-2020)

• Trustee, Westover School, a private girls' boarding school in Middlebury, Connecticut (2019-Present)

No. of Portfolios for which Board Member Serves: 87

———————

Roslyn M. Watson (71)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-Present)

Other Public Company Board Membership During Past 5 Years:

• American Express Bank, FSB, Director (1993-2018)

No. of Portfolios for which Board Member Serves: 52

———————

Benaree Pratt Wiley (73)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-Present)

Other Public Company Board Membership During Past 5 Years:

• CBIZ, Inc., a public company providing professional business services, products and solutions, Director (2008-Present)

• Blue Cross Blue Shield of Massachusetts, Director (2004-Present)

No. of Portfolios for which Board Member Serves: 70

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (79)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-Present)

No. of Portfolios for which Board Member Serves: 48

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street, New York, New York 10286. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-800-373-9387.

Clifford L. Alexander, Jr., Emeritus Board Member

Whitney I. Gerard, Emeritus Board Member

George L. Perry, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

DAVID DIPETRILLO, President since January 2021.

Head of North America Product, BNY Mellon Investment Management since January 2018, Director of Product Strategy, BNY Mellon Investment Management from January 2016 to December 2017; Head of US Retail Product and Channel Marketing, BNY Mellon Investment Management from January 2014 to December 2015. He is an officer of 62 investment companies (comprised of 117 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 42 years old and has been an employee of BNY Mellon since 2005.

JAMES WINDELS, Treasurer since November 2001.

Director-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 140 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 62 years old and has been an employee of the Adviser since April 1985.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Adviser and Associate General Counsel and Managing Director of BNY Mellon since June 2015; Director and Associate General Counsel of Deutsche Bank–Asset & Wealth Management Division from June 2005 to June 2015, and as Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 140 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 49 years old and has been an employee of the Adviser since June 2015.

JAMES BITETTO, Vice President since August 2005 and Secretary since February 2018.

Senior Managing Counsel of BNY Mellon since December 2019; Managing Counsel of BNY Mellon from April 2014 to December 2019; Secretary of the Adviser, and an officer of 63 investment companies (comprised of 140 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 54 years old and has been an employee of the Adviser since December 1996.

DEIRDRE CUNNANE, Vice President and Assistant Secretary since March 2019.

Counsel of BNY Mellon since August 2018; Senior Regulatory Specialist at BNY Mellon Investment Management Services from February 2016 to August 2018; Trustee Associate at BNY Mellon Trust Company (Ireland) Limited from August 2013 to February 2016. She is an officer of 63 investment companies (comprised of 140 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 30 years old and has been an employee of the Adviser since August 2018.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Managing Counsel of BNY Mellon since December 2017, Senior Counsel of BNY Mellon from March 2013 to December 2017. She is an officer of 63 investment companies (comprised of 140 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 45 years old and has been an employee of the Adviser since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 140 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of the Adviser since October 1990.

AMANDA QUINN, Vice President and Assistant Secretary since March 2020.

Counsel of BNY Mellon since June 2019; Regulatory Administration Manager at BNY Mellon Investment Management Services from September 2018 to May 2019; Senior Regulatory Specialist at BNY Mellon Investment Management Services from April 2015 to August 2018. She is an officer of 63 investment companies (comprised of 140 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since June 2019.

PETER M. SULLIVAN, Vice President and Assistant Secretary since March 2019.

Senior Managing Counsel of BNY Mellon since December 2020; Managing Counsel of BNY Mellon from March 2009 to December 2020, and an officer of 63 investment companies (comprised of 140 portfolios) managed by the the Adviser or an affiliate of the the Adviser. He is 52 years old and has been an employee of BNY Mellon since April 2004.

OFFICERS OF THE FUND (Unaudited) (continued)

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Managing Counsel of BNY Mellon since December 2019; Counsel of BNY Mellon from May 2016 to December 2019; Assistant Secretary of the Adviser since 2018; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 to May 2016 and Assistant General Counsel at RCS Advisory Services from July 2014 to November 2015. She is an officer of 63 investment companies (comprised of 140 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 35 years old and has been an employee of the Adviser since May 2016.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 140 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 52 years old and has been an employee of the Adviser since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since December 2002.

Senior Accounting Manager-BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 141 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of the Adviser since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 140 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2005.

Senior Accounting Manager–BNY Mellon Fund Administration, and an officer of 63 investment companies (comprised of 140 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 53 years old and has been an employee of the Adviser since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Adviser, the BNY Mellon Family of Funds and BNY Mellon Funds Trust (62 investment companies, comprised of 132 portfolios). He is 63 years old and has served in various capacities with the Adviser since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the BNY Mellon Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor. She is an officer of 56 investment companies (comprised of 133 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 52 years old and has been an employee of the Distributor since 1997.

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For More Information

Dreyfus Liquid Assets, Inc.

240 Greenwich Street
New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols: Class 1: DLAXX Class 2: DLBXX Class Z: DLZXX

Telephone Call your representative or 1-800-373-9387

Mail BNY Mellon Family of Funds to: BNY Mellon Institutional Services, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to instserv@bnymellon.com

Internet Access Dreyfus Money Market Funds at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website for a period of five months. The fund files a monthly schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-MFP. The fund’s Forms N-MFP are available on the SEC’s website at www.sec.gov.

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2021 BNY Mellon Securities Corporation 0039AR1220

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,338 in 2019 and $34,853 in 2020.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,021 in 2019 and $7,067 in 2020. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,032 in 2019 and $3,104 in 2020. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2019 and $0 in 2020.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $9,289 in 2019 and $0 in 2020. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2019 and $0 in 2020.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $605,259 in 2019 and $1,264,899 in 2020.

Auditor Independence.  The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Liquid Assets, Inc.

By:       /s/ David DiPetrillo

            David DiPetrillo

            President (Principal Executive Officer)

Date:    February 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ David DiPetrillo

            David DiPetrillo

            President (Principal Executive Officer)

Date:    February 25, 2021

By:       /s/ James Windels

            James Windels

            Treasurer (Principal Financial Officer)

Date:    February 25, 2021

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)